COMMITMENTS AND CONTINGENCIES - Liabilities Associated with Uncertain Tax Positions (Details) - USD ($) $ in Millions	Jan. 02, 2022	Jan. 03, 2021
Income Tax Contingency [Line Items]
Unrecognized tax benefits	$ 13.5	$ 18.1
Other Noncurrent Liabilities
Income Tax Contingency [Line Items]
Unrecognized tax benefits	$ 9.8	$ 18.1